SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 25, 2015	May 31, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2016
Other Significant Noncash Transactions [Line Items]
Shares received in transaction	1
proceeds from cancellation of newbuilding contract				$ 0	$ 3,266	$ 0
Golden Ocean [Member]
Other Significant Noncash Transactions [Line Items]
Number of shares issued per share held (in shares)			0.3111194
Avance Gas [Member]
Other Significant Noncash Transactions [Line Items]
Stock dividends, shares	4,100,000
Share ownership threshold required for receipt of stock dividends	60.74
Number of shares issued per share held (in shares)	0.0164636
Number of shares owned in related party	112,715
Dividends, cash	$ 10
Stock dividends issued during period	$ 56,500
VLCC Vessels [Member] | Front Vanguard [Member]
Other Significant Noncash Transactions [Line Items]
adjustment to capital lease obligation due to lease termination							$ 27,100
VLCC Vessels [Member] | Front Vanguard [Member] | Ship Finance International Limited [Member]
Other Significant Noncash Transactions [Line Items]
proceeds from cancellation of newbuilding contract		$ 400